Property, Plant and Equipment, Net - Summary of Amounts Charged to Expense in the Unaudited Condensed Consolidated Statements of Operations for Depreciation (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 16.2	$ 10.1	$ 37.1	$ 29.7
Cost of sales	0.4	0.4	1.2	1.0
Total depreciation expense	1.2	1.1	3.9	2.5
Depreciation And Amortization Expense
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 0.8	$ 0.7	$ 2.7	$ 1.5